Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and financial liabilities [abstract]
Financial assets and financial liabilities

		As at 31 December
Financial assets	Note	2019 RMB’000	2020 RMB’000
Financial assets at amortized cost
Trade receivables	(a)	120,739	113,163
Other receivables	(a)	26,101	18,101
Amounts due from related parties excluded prepayments	(a)	1,521,187	1,065,539
Cash and cash equivalents	(b)	7,449,699	6,916,408
Time deposits with financial banks	(c)	5,020,073	11,092,283
Financial assets at fair value through other comprehensive income	(d)	1,545,921	1,212,114
Financial assets at fair value through profit or loss	(e)	3,318,407	—
Derivative financial assets		263	—

		19,002,390	20,417,608

Financial liabilities

Financial liabilities at amortized cost
Borrowings	(f)	1,547,600	1,548,000
Short-term bonds	(g)	—	3,017,811
Trade payables	(h)	2,142,402	1,294,138
Other payables	(h)	747,133	1,499,749
Bills payables	(h)	673,900	26,196
Amounts due to related parties excluded contract liabilities	(h)	5,708,394	3,655,724
Lease liabilities	16	22,043	12,471
Derivative financial liabilities		799	—

		10,842,271	11,054,089

Summary of trade and other receivables

	As at 31 December
	2019 RMB’000	2020 RMB’000
Trade receivables	120,739	113,797
Less: impairment provision	—	(634)

	120,739	113,163

Amounts due from related parties excluded prepayments (Note 29(c))	1,521,187	1,065,539

	1,641,926	1,178,702

Other receivables	26,240	18,240
Less: impairment provision	(139)	(139)

	26,101	18,101

	1,668,027	1,196,803

Summary of aging analysis in trade and other receivables

	As at 31 December
	2019 RMB’000	2020 RMB’000
Within 1 year	1,641,926	1,177,222
1-2 year	—	1,480

	1,641,926	1,178,702

Summary of movements in the Group's impairment provision for trade and other receivables

	2019 RMB’000	2020 RMB’000
As at 1 January	198	139
Reversal of previous impairment losses	(59)	—
Provision for loss allowance recognized in profit or loss	—	634

As at 31 December	139	773

Cash and cash equivalents

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Cash deposits with a related party (i)	67,015	5,667
Cash at bank and on hand	7,382,684	6,910,741

	7,449,699	6,916,408

(i)	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”), which is a financial institution.

Time deposits with banks

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Time deposits with banks within one year	1,508,839	4,049,443
Time deposits with banks above one year	3,511,234	7,042,840

	5,020,073	11,092,283

Financial assets at fair value through other comprehensive income

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Trade and bill receivables (i)	1,540,921	1,207,114
Equity investments (ii)	5,000	5,000

	1,545,921	1,212,114

(i)

As at 31 December 2019 and 31 December 2020, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

(ii)	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co., Ltd. to acquire 16.67% of its share.

Financial assets at fair value through profit or loss

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Structured deposits	3,318,407	—

Borrowings

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loans	1,547,600	1,548,000

Short-term bonds

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Short-term bonds	—	3,017,811

Trade and other payables

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Trade payables	2,142,402	1,294,138
Bills payables	673,900	26,196
Amounts due to related parties excluded contract liabilities	5,708,394	3,655,724

	8,524,696	4,976,058

Interest payable	1,686	1,246
Dividends payable	29,144	29,522
Construction payable	277,184	299,205
Other liabilities	439,119	1,169,776

	747,133	1,499,749

	9,271,829	6,475,807

Aging analysis of trade payables (including bills payable and amounts due to related parties with trading nature)

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Within one year	8,509,327	4,973,711
Between one and two years	11,209	1,973
Over two years	4,160	374

	8,524,696	4,976,058